Oil and Gas Properties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Oil and Gas Properties [Abstract]
Schedule of Net Capitalized Costs Related to the Company’s Oil and Gas Producing Activities

Net capitalized costs related to the Company’s oil and gas producing activities at June 30, 2026 and December 31, 2025 are as follows:

	June 30,	December 31,
	2026	2025
Leasehold cost	$75,874,552	$75,874,552
Intangibles	11,526,062	9,542,668
Lease and well equipment	4,374,113	3,947,471
Capitalized asset retirement obligation	1,078,670	1,078,670
Total oil and gas properties, successful efforts method	92,853,397	90,443,361
Accumulated depletion	(8,878,750)	(4,951,565)
Oil and gas properties, net	$83,974,647	$85,491,796

Net capitalized costs related to the Company’s oil and gas producing activities at December 31, 2025 and December 31, 2024 are as follows:

	December 31,	December 31,
	2025	2024
	(As Restated)

Leasehold cost	$75,874,552	$89,612,354
Intangibles	9,542,668	6,336,922
Lease and well equipment	3,947,471	3,442,627
Capitalized asset retirement obligation	1,078,670	893,235
Total oil and gas properties, successful efforts method	90,443,361	100,285,138
Accumulated depreciation, depletion, and amortization	(4,951,565)	(2,759,226)
Oil and gas properties, net	$85,491,796	$97,525,912